Derivative Financial Instruments - Cross currency swap agreements (Details) $ in Thousands			12 Months Ended
	Jun. 27, 2017 USD ($) agreement	Jun. 27, 2016 agreement	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Cross currency swap agreements
Notional Amount			$ 2,588,016
Cross currency swaps qualified as cash flow hedging instruments
Cross currency swap agreements
Notional Amount			90,150	$ 159,045
Number of cross currency swap agreements terminated | agreement	3	3
Payment on termination of cash flow hedge at fair value	$ 20,603
Number of cross currency swap agreements remaining | agreement	3
Recycled loss of cash flow hedges reclassified to profit or loss in relation to derivatives no longer designated as hedges			4,368	5,583
Effective portion of changes in fair value of cash flow hedges recognized in other comprehensive income			7,291	(2,559)	$ (23,584)
Effective portion of changes in fair value of cash flow hedges, net of amounts recycled to profit or loss			(398)	(2,446)	(2,714)
Hedging loss/gain recognized in other comprehensive income due to retranslation of bonds			$ (5,022)	$ (1,487)	$ 21,000
Gaslog with counterparty DNB Bank ASA, traded in April 2014
Cross currency swap agreements
Fixed Interest Rate				5.99%
Notional Amount				$ 22,965
Gaslog with counterparty SEB, traded in April 2014
Cross currency swap agreements
Fixed Interest Rate				5.99%
Notional Amount				$ 22,965
Gaslog with counterparty Nordea Bank Finland, traded in April 2014
Cross currency swap agreements
Fixed Interest Rate				5.99%
Notional Amount				$ 22,965
Gaslog with counterparty DNB Bank ASA, traded in June 2016
Cross currency swap agreements
Fixed Interest Rate			8.59%
Notional Amount			$ 30,050	30,050
Gaslog with counterparty SEB, traded in June 2016
Cross currency swap agreements
Fixed Interest Rate			8.59%
Notional Amount			$ 30,050	30,050
Gaslog with counterparty Nordea Bank Finland, traded in June 2016
Cross currency swap agreements
Fixed Interest Rate			8.59%
Notional Amount			$ 30,050	$ 30,050